INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	12.31.18	12.31.17
Materials for resale	413,843	325,850
Materials for consumption	61,819	57,740
Other inventories	30,013	7,822
Gross total	505,675	391,412
Estimated losses from impairment or obsolescence	(43,622)	(42,657)
Total	462,053	348,755